Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share capital [member]	Share premium [member]	Accumulated deficit [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Foreign currency translation reserve [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Available-for-sale reserve [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Defined benefit plan reserve [Member]	Accumulated other comprehensive income [member] Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Total equity attributable to the shareholder of the Company [Member]	Non-controlling interests [Member]	Treasury shares [member]
Beginning balance at Dec. 31, 2015	¥ 17,533	¥ 12,596	¥ 18,983	¥ (19,204)	¥ 240	¥ 6,917	¥ (1,789)		¥ 17,743	¥ (210)
Comprehensive income/(loss)
Profit (loss) for the year	7,104			6,763					6,763	341
Other comprehensive income	(1,252)				(414)	(1,268)	465		(1,217)	(35)
Total comprehensive income/ (loss) for the year	5,852			6,763	(414)	(1,268)	465		5,546	306
Recognition of share-based payments	9,520		9,520						9,520
Forfeiture of stock options			(60)	60
Exercise of stock options	1,748	1,836	(88)						1,748
Acquisition of subsidiaries	93									93
Initial public offering	126,277	63,424	62,853						126,277
Other	0									0
Ending balance at Dec. 31, 2016	161,023	77,856	91,208	(12,381)	(174)	5,649	(1,324)		160,834	189
Comprehensive income/(loss)
Profit (loss) for the year	8,210			8,078					8,078	132
Other comprehensive income	3,533				3,328	(1,721)	1,680		3,287	246
Total comprehensive income/ (loss) for the year	11,743			8,078	3,328	(1,721)	1,680		11,365	378
Recognition of share-based payments	1,882		1,882						1,882
Forfeiture of stock options			(9)	9
Exercise of stock options	11,425	12,513	(1,088)						11,425
Acquisition of subsidiaries	4,168									4,168
Acquisition of non-controlling interest	(254)		(423)		4		(2)		(421)	167
Issuance of common shares and acquisition of treasury shares under Employee Stock Ownership Plan	(10)	2,000	1,990						(10)		¥ (4,000)
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(1,166)			177				¥ (1,258)	(1,081)	(85)
Ending balance (Adjusted balance [member]) at Dec. 31, 2017	188,811	92,369	93,560	(4,117)	3,158		354	2,670	183,994	4,817	(4,000)
Ending balance at Dec. 31, 2017	189,977	92,369	93,560	(4,294)	3,158	¥ 3,928	354	3,928	185,075	4,902	(4,000)
Comprehensive income/(loss)
Profit (loss) for the year	(5,792)			(3,718)					(3,718)	(2,074)
Other comprehensive income	(6,137)				(3,802)		(298)	(1,830)	(5,930)	(207)
Total comprehensive income/ (loss) for the year	(11,929)			(3,718)	(3,802)		(298)	(1,830)	(9,648)	(2,281)
Recognition of share-based payments	1,336		1,336						1,336
Forfeiture of stock options			(37)	37
Exercise of stock options	996	1,195	(199)						996
Changes in interests in subsidiaries	25,640		17,440		(15)		1	(27)	17,399	8,241
Derecognition of non-controlling interests due to loss of control of subsidiaries	(1,974)									(1,974)
Acquisition of subsidiaries	795									795
Issuance of common shares and acquisition of treasury shares under Employee Stock Ownership Plan	(12)	2,500	2,488						(12)		(5,000)
Issuance of convertible bonds with stock acquisition rights	4,175		4,175						4,175
Disposal of treasury shares	662		(137)						662		799
Acquisition of treasury shares	(4)								(4)		(4)
Transfer of accumulated other comprehensive income to accumulated deficit				2,224			6	(2,230)
Other	18			18					18
Ending balance at Dec. 31, 2018	¥ 208,514	¥ 96,064	¥ 118,626	¥ (5,556)	¥ (659)		¥ 63	¥ (1,417)	¥ 198,916	¥ 9,598	¥ (8,205)